Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Below is the tabular disclosure for the Company’s Chief Executive Officer, our Principal Executive Officer (“PEO”), and the average of our NEOs other than the PEO for 2023, 2022, 2021 and 2020.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	SCT Total Compensation for PEO ($)	Compensation Actually Paid to PEO ($)	Average SCT Total Compensation for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (in Millions)	CSM: Revenue (in Millions)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(1)($)
2023	6,473,771	5,550,137	1,486,085	1,345,749	59	155	(296)	3,722
2022	5,865,878	2,009,495	1,560,266	871,985	65	100	(182)	3,858
2021	6,078,061	6,206,311	1,379,302	795,496	86	120	(28)	4,140
2020	4,973,649	10,153,839	1,632,025	2,934,397	77	125	(118)	4,163

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Reflects the compensation amounts reported in the Summary Compensation Table for our CEO, Mr. Skelton, for each of the respective years shown.
Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (TSR) of the S&P 500 Data Processing & Outsource Services Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
PEO Total Compensation Amount	$ 6,473,771	$ 5,865,878	$ 6,078,061	$ 4,973,649
PEO Actually Paid Compensation Amount	$ 5,550,137	2,009,495	6,206,311	10,153,839
Adjustment To PEO Compensation, Footnote
Reconciliation from SCT Total Compensation to CAP

Year	SCT Total Compensation	Less SCT Equity	Plus (minus) Year End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of the Year	Plus (minus) Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Plus (minus) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus (minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Plus (minus) Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Compensation Actually Paid (CAP)
PEO
2023	6,473,771	(4,999,996)	3,956,560	(446,558)	886,782	(93,128)	(227,294)	5,550,137
2022	5,865,878	(4,249,995)	1,896,875	(750,008)	552,744	(1,305,999)	—	2,009,495
2021	6,078,061	(3,999,993)	2,139,147	512,747	838,551	637,798	—	6,206,311
2020	4,973,649	(2,999,999)	5,926,239	(316,315)	3,018,696	(448,431)	—	10,153,839
Average for non-PEO NEOs
2023	1,486,085	(859,995)	698,403	(84,548)	152,525	(21,859)	(24,863)	1,345,749
2022	1,560,266	(849,995)	379,375	(135,079)	110,547	(193,129)	—	871,985
2021	1,379,302	(631,987)	242,190	63,611	80,082	58,662	(396,364)	795,496
2020	1,632,025	(677,498)	1,338,334	(16,283)	681,725	(23,906)	—	2,934,397
The unvested equity values in the above table are computed in accordance with the methodology used for financial reporting purposes. The fair value of time-based restricted stock units and PRSU—Revenue Hurdle awards used to calculate CAP was based on Conduent’s closing stock price on each valuation date and, for PRSU—Revenue Hurdle awards, assumes estimated performance results as of the end of each reporting year. The fair value of PRSU—Share Hurdle awards used to calculate CAP was based on Conduent’s fair value per share on each valuation date and assumes estimated performance results as of the end of each reporting year.
Columns for dividends and pensions are excluded from the above, as they are not provided by Conduent.

Non-PEO NEO Average Total Compensation Amount	$ 1,486,085	1,560,266	1,379,302	1,632,025
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,345,749	871,985	795,496	2,934,397
Adjustment to Non-PEO NEO Compensation Footnote	Average CAP to our other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, a reconciliation from SCT total compensation to CAP for the average of the other NEOs is set forth following the footnotes to this table.
Compensation Actually Paid vs. Total Shareholder Return
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR
The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for our PEO and other NEOs.

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income
GAAP Net Income is not a main factor in determining the CAP for our PEO and average other NEOs, as GAAP Net Income is not a metric in our annual or long-term incentive plans, and thus there is not a strong relationship between CAP and Net Income.

Compensation Actually Paid vs. Company Selected Measure	Relationship between Revenue (our Company-Selected Measure) and CAP The graph below reflects the relationship between our PEO and Average Other NEO CAP versus revenue for each fiscal year.
Total Shareholder Return Vs Peer Group
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR
The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for our PEO and other NEOs.

Tabular List, Table

Performance Measures Linking Pay versus Performance
Adjusted EBITDA Margin	Relative TSR
Net ARR Activity	Revenue

Total Shareholder Return Amount	$ 59	65	86	77
Peer Group Total Shareholder Return Amount	155	100	120	125
Net Income (Loss)	$ (296,000,000)	$ (182,000,000)	$ (28,000,000)	$ (118,000,000)
Company Selected Measure Amount	3,722,000,000	3,858,000,000	4,140,000,000	4,163,000,000
PEO Name	Mr. Skelton
Additional 402(v) Disclosure	Performance yearCAP to our CEO is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, a reconciliation from SCT total compensation to CAP for Mr. Skelton is set forth following the footnotes to this table.For 2023, other NEOs are Messrs. Wood, Krawitz, Prout, Randall King and Mark King. For 2022, other NEOs are Messrs. Wood, Krawitz, Prout, and Louis Keyes; for 2021, other NEOs are Messrs. Wood, Krawitz, Prout, Louis Keyes, and Brian Webb-Walsh; for 2020, other NEOs are Messrs. Brian Webb-Walsh, Krawitz, Prout, and Louis KeyesRepresents the cumulative total shareholder return (TSR) of Conduent for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table. Conduent’s GAAP Net Income as reported in the Company’s Consolidated Statements of Income on Form 10-K for each fiscal year in the tableConduent’s Revenue, which is the Company-Selected Measure.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Net ARR Activity
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,999,996)	$ (4,249,995)	$ (3,999,993)	$ (2,999,999)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,956,560	1,896,875	2,139,147	5,926,239
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(446,558)	(750,008)	512,747	(316,315)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	886,782	552,744	838,551	3,018,696
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,128)	(1,305,999)	637,798	(448,431)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,294)	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(859,995)	(849,995)	(631,987)	(677,498)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	698,403	379,375	242,190	1,338,334
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,548)	(135,079)	63,611	(16,283)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,525	110,547	80,082	681,725
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,859)	(193,129)	58,662	(23,906)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,863)	$ 0	$ (396,364)	$ 0